Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(2)	Net Sales ($)(3)
2025	1,297,465	452,715	24.33	16,101,738
2024	508,746	348,246	60.40	8,484,379
2023	5,531,992	374,470	149.75	1,529,632

Named Executive Officers, Footnote [Text Block]

Steven Rossi

	2025($)		2024($)		2023($)
Stock Options	844,750	(1.1)	10,500	(1.2)	5,157,522	(1.3)
All Other Compensation	150,000	(1.4)	150,000	(1.5)	-
Salary	302,715	(1.6)	348,246	(1.7)	374,470	(1.8)
Total Compensation	1,297,465		508,746		5,531,992
Total Actually Paid	452,715		348,246		374,470

(1.1)	On April 4, 2025, we granted Mr. Steven Rossi 30,000 nonqualified stock options with a strike price of $3.09 and a fair value of $2.86 as determined by use of the Black Scholes valuation model. On July 12, 2025, we granted Mr. Steven Rossi 215,000 NQSO stock options with a strike price of $3.80 and a grant date fair value of $3.53 as determined by use of the Black Scholes valuation model.
(1.2)	On July 26. 2024, we amended Mr. Steven Rossi’s 2023 5,000 nonqualified stock options with a strike price of $36.10 to a strike price of $7.04. All other elements of the award were otherwise unchanged. Management determined the incremental fair value of the modification using Black Scholes.
(1.3)	On May 1, 2023, we granted Mr. Steven Rossi a non-qualified stock option to purchase 200,000 shares of common stock for $17.40 and a fair value of $14.10 as determined by use of the Black Scholes valuation model. On July 21, 2023, we granted Mr. Steve Rossi 5,000 nonqualified stock options with a strike price of $36.10 and a fair value of $35.79 as determined by use of the Black Scholes valuation model. On October 31, 2023, we granted Mr. Steven Rossi an incentive stock option to purchase 150,000 shares of common stock with a strike price of $14.40 and a fair value of $14.38 as determined by use of the Black Scholes valuation model.
(1.4)	On February 12, 2026, the Board approved the issuance of a $150,000 cash bonus to Mr. Steven Rossi for his exemplary performance in 2025 pursuant to the terms of the Consulting Agreement, dated July 23, 2024.
(1.5)	On February 14, 2025, the Board approved a bonus of $150,000 payable in cash to Mr. Steven Rossi for his achievements in leading and delivering outstanding results in 2024, pursuant to the terms of the Consulting Agreement, dated July 23, 2024.
(1.6)	Mr. Steven Rossi’s gross salary in 2025 was $300,000, which includes only consulting fees. He also received contributions towards health, dental, and vision coverage equaling $2,715 in the same year.
(1.7)	Mr. Steven Rossi’s gross salary in 2024 was $187,000, which includes his base compensation plus an 8% vacation payout per paycheck. He additionally received $159,527 in consulting fees. He also received contributions towards health, dental, and vision coverage equaling $1,719 in the same year.
(1.8)	Mr. Steven Rossi’s gross salary in 2023 was $327,998, which includes his base compensation plus an 8% vacation payout per paycheck. He additionally received $45,786 in vacation payouts accrued prior to 2023. He also received contributions towards health, dental, and vision coverage equaling $979 in the same year.

PEO Total Compensation Amount	[1]	$ 1,297,465		$ 508,746		$ 5,531,992
PEO Actually Paid Compensation Amount	[1]	$ 452,715		348,246		374,470
Compensation Actually Paid vs. Company Selected Measure [Text Block]

Disclosure of Relationship Between Performance Measures and Executive Compensation

The PEO’s salary between 2024 and 2025 decreased by 13.0%, which largely reflects the modification of the employment arrangement. During the same period, the stock price of the Company decreased 75.7%, and the Company stock was subject to high volatility, going from $9.00 at the beginning of 2025 to $2.19 by December 31, 2025.

The Company’s net sales increased 90% in Fiscal Year 2025 and increased 4,547% in Fiscal Year 2024. The Company believes that the compensation paid to its PEO in Fiscal Year 2024 and 2025 was below the current industry standard.

Total Shareholder Return Amount	[2]	$ 24.33		60.40		149.75
Net Income (Loss) Attributable to Parent	[3]	16,101,738		8,484,379		1,529,632
Steven Rossi [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		1,297,465		508,746		5,531,992
PEO Actually Paid Compensation Amount		$ 452,715		$ 348,246		$ 374,470
PEO Name		Steven Rossi		Steven Rossi		Steven Rossi
Steven Rossi [Member] | Share-Based Payment Arrangement, Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 844,750	[4]	$ 10,500	[5]	$ 5,157,522	[6]
Steven Rossi [Member] | All Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		150,000	[7]	150,000	[8]
Steven Rossi [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 302,715	[9]	$ 348,246	[10]	$ 374,470	[11]

[1]	Steven Rossi
[2]	Value of Initial Fixed $100 Investment Based on Total Shareholder Return
[3]	For the fiscal year ended December 31, 2024, revenue from our entire line of products was $16,101,738, as compared to $8,484,379 for the fiscal year ended December 31, 2024. The year-over-year sales increased by approximately 90%. Revenue increased for the fiscal year ended December 31, 2025, compared to the prior year due to additional product offerings and our increased production efforts to support the expansion of premier tonneau cover sales in both direct to consumer and business to business sales channels.
[4]	On April 4, 2025, we granted Mr. Steven Rossi 30,000 nonqualified stock options with a strike price of $3.09 and a fair value of $2.86 as determined by use of the Black Scholes valuation model. On July 12, 2025, we granted Mr. Steven Rossi 215,000 NQSO stock options with a strike price of $3.80 and a grant date fair value of $3.53 as determined by use of the Black Scholes valuation model.
[5]	On July 26. 2024, we amended Mr. Steven Rossi’s 2023 5,000 nonqualified stock options with a strike price of $36.10 to a strike price of $7.04. All other elements of the award were otherwise unchanged. Management determined the incremental fair value of the modification using Black Scholes.
[6]	On May 1, 2023, we granted Mr. Steven Rossi a non-qualified stock option to purchase 200,000 shares of common stock for $17.40 and a fair value of $14.10 as determined by use of the Black Scholes valuation model. On July 21, 2023, we granted Mr. Steve Rossi 5,000 nonqualified stock options with a strike price of $36.10 and a fair value of $35.79 as determined by use of the Black Scholes valuation model. On October 31, 2023, we granted Mr. Steven Rossi an incentive stock option to purchase 150,000 shares of common stock with a strike price of $14.40 and a fair value of $14.38 as determined by use of the Black Scholes valuation model.
[7]	On February 12, 2026, the Board approved the issuance of a $150,000 cash bonus to Mr. Steven Rossi for his exemplary performance in 2025 pursuant to the terms of the Consulting Agreement, dated July 23, 2024.
[8]	On February 14, 2025, the Board approved a bonus of $150,000 payable in cash to Mr. Steven Rossi for his achievements in leading and delivering outstanding results in 2024, pursuant to the terms of the Consulting Agreement, dated July 23, 2024.
[9]	Mr. Steven Rossi’s gross salary in 2025 was $300,000, which includes only consulting fees. He also received contributions towards health, dental, and vision coverage equaling $2,715 in the same year.
[10]	Mr. Steven Rossi’s gross salary in 2024 was $187,000, which includes his base compensation plus an 8% vacation payout per paycheck. He additionally received $159,527 in consulting fees. He also received contributions towards health, dental, and vision coverage equaling $1,719 in the same year.
[11]	Mr. Steven Rossi’s gross salary in 2023 was $327,998, which includes his base compensation plus an 8% vacation payout per paycheck. He additionally received $45,786 in vacation payouts accrued prior to 2023. He also received contributions towards health, dental, and vision coverage equaling $979 in the same year.